Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 30, 2012
(Portfolio Series Conservative Investor Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	3.07%	[1]
(Portfolio Series Conservative Investor Fund) | Barclays Capital Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	5.89%	[1]
(Portfolio Series Conservative Investor Fund) | Class A
Average Annual Return:
1 Year	(4.69%)
5 Years	(3.81%)
10 Years (or life of class, if less)	(0.98%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.15%)
5 Years	(4.69%)
10 Years (or life of class, if less)	(1.89%)
(Portfolio Series Conservative Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(2.52%)
5 Years	(3.58%)
10 Years (or life of class, if less)	(1.24%)
(Portfolio Series Conservative Investor Fund) | Class B
Average Annual Return:
1 Year	(4.66%)
5 Years	(3.85%)
10 Years (or life of class, if less)	(0.86%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class C
Average Annual Return:
1 Year	(0.69%)
5 Years	(3.45%)
10 Years (or life of class, if less)	(0.92%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class N
Average Annual Return:
1 Year	(0.23%)
5 Years	(3.00%)
10 Years (or life of class, if less)	(0.43%)
Inception Date	Apr. 05, 2005
(Portfolio Series Conservative Investor Fund) | Class Y
Average Annual Return:
1 Year	1.42%
5 Years	(2.36%)
10 Years (or life of class, if less)	0.20%
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	3.07%	[1]
(Portfolio Series Moderate Investor Fund) | Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	5.89%	[1]
(Portfolio Series Moderate Investor Fund) | Class A
Average Annual Return:
1 Year	(7.08%)
5 Years	(3.72%)
10 Years (or life of class, if less)	(0.42%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(7.59%)
5 Years	(4.53%)
10 Years (or life of class, if less)	(1.23%)
(Portfolio Series Moderate Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.33%)
5 Years	(3.47%)
10 Years (or life of class, if less)	(0.72%)
(Portfolio Series Moderate Investor Fund) | Class B
Average Annual Return:
1 Year	(7.05%)
5 Years	(3.75%)
10 Years (or life of class, if less)	(0.30%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class C
Average Annual Return:
1 Year	(3.05%)
5 Years	(3.33%)
10 Years (or life of class, if less)	(0.32%)
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class N
Average Annual Return:
1 Year	(2.57%)
5 Years	(2.83%)
10 Years (or life of class, if less)	0.20%
Inception Date	Apr. 05, 2005
(Portfolio Series Moderate Investor Fund) | Class Y
Average Annual Return:
1 Year	(1.14%)
5 Years	(2.24%)
10 Years (or life of class, if less)	0.82%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	2.92%	[1]
(Portfolio Series Equity Investor Fund) | MSCI World Index℠
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	5.78%	[1]
(Portfolio Series Equity Investor Fund) | Class A
Average Annual Return:
1 Year	(13.60%)
5 Years	(2.37%)
10 Years (or life of class, if less)	1.90%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.70%)
5 Years	(2.82%)
10 Years (or life of class, if less)	1.43%
(Portfolio Series Equity Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.71%)
5 Years	(2.07%)
10 Years (or life of class, if less)	1.52%
(Portfolio Series Equity Investor Fund) | Class B
Average Annual Return:
1 Year	(13.60%)
5 Years	(2.35%)
10 Years (or life of class, if less)	2.05%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class C
Average Annual Return:
1 Year	(9.87%)
5 Years	(1.94%)
10 Years (or life of class, if less)	2.01%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class N
Average Annual Return:
1 Year	(9.41%)
5 Years	(1.39%)
10 Years (or life of class, if less)	2.61%
Inception Date	Apr. 05, 2005
(Portfolio Series Equity Investor Fund) | Class Y
Average Annual Return:
1 Year	(7.95%)
5 Years	(0.74%)
10 Years (or life of class, if less)	3.25%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | S&P 500 Index
Average Annual Return:
1 Year	2.09%
5 Years	(0.25%)
10 Years (or life of class, if less)	3.07%	[1]
(Portfolio Series Active Allocation Fund) | Barclays Capital Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	5.89%	[1]
(Portfolio Series Active Allocation Fund) | Class A
Average Annual Return:
1 Year	(10.60%)
5 Years	(3.94%)
10 Years (or life of class, if less)	0.16%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(11.19%)
5 Years	(4.53%)
10 Years (or life of class, if less)	(0.49%)
(Portfolio Series Active Allocation Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(6.77%)
5 Years	(3.49%)
10 Years (or life of class, if less)	(0.10%)
(Portfolio Series Active Allocation Fund) | Class B
Average Annual Return:
1 Year	(10.68%)
5 Years	(3.95%)
10 Years (or life of class, if less)	0.32%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class C
Average Annual Return:
1 Year	(6.94%)
5 Years	(3.55%)
10 Years (or life of class, if less)	0.27%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class N
Average Annual Return:
1 Year	(6.33%)
5 Years	(2.99%)
10 Years (or life of class, if less)	0.85%
Inception Date	Apr. 05, 2005
(Portfolio Series Active Allocation Fund) | Class Y
Average Annual Return:
1 Year	(4.94%)
5 Years	(2.43%)
10 Years (or life of class, if less)	1.43%
Inception Date	Apr. 05, 2005

[1]	From 3-31-05